united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 12/31/14

Item 1. Schedule of Investments.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 106.5%
$ 312,975	Loan ID 200001	Fixed	6.250%	4/1/2038	$ 213,107
122,888	Loan ID 200003	Balloon	7.250%	9/1/2035	88,071
315,379	Loan ID 200004	Fixed	7.990%	10/1/2036	235,401
166,847	Loan ID 200005	Fixed	4.750%	8/1/2039	141,023
74,368	Loan ID 200006	ARM	7.990%	1/1/2036	55,755
36,639	Loan ID 200007	ARM	6.000%	2/1/2028	25,947
54,720	Loan ID 200008	ARM	3.875%	3/28/2035	33,770
52,637	Loan ID 200012	ARM	9.800%	7/1/2037	43,900
59,073	Loan ID 200013	FIXED	5.250%	9/1/2040	37,580
36,348	Loan ID 200015	Fixed	7.000%	8/1/2030	26,582
41,975	Loan ID 200016	ARM	10.375%	1/1/2031	37,016
50,702	Loan ID 200017	ARM	6.375%	8/1/2030	37,365
56,094	Loan ID 200018	Fixed	7.000%	1/1/2033	40,478
64,553	Loan ID 200019	Fixed	4.000%	12/1/2036	39,387
82,218	Loan ID 200020	Fixed	5.630%	7/1/2033	56,064
102,242	Loan ID 200023	Fixed	5.875%	12/1/2050	68,000
145,448	Loan ID 200025	ARM	2.875%	3/1/2034	83,642
205,980	Loan ID 200026	Fixed	4.250%	1/1/2050	62,122
228,102	Loan ID 200028	Fixed	3.750%	6/1/2050	209,026
227,803	Loan ID 200029	Fixed	4.310%	7/1/2037	138,855
243,943	Loan ID 200030	ARM	5.750%	1/1/2038	160,582
284,982	Loan ID 200031	Fixed	5.000%	1/1/2051	245,871
315,329	Loan ID 200032	Fixed	3.130%	1/1/2051	269,314
433,500	Loan ID 200033	ARM	6.380%	6/1/2036	291,511
576,442	Loan ID 200035	Fixed	3.000%	11/1/2050	327,132
70,114	Loan ID 200036	Fixed	7.940%	1/12/2034	53,066
170,099	Loan ID 200037	Fixed	7.800%	5/1/2035	126,542
169,708	Loan ID 200038	ARM	6.470%	3/1/2037	114,122
27,334	Loan ID 200039	Fixed	11.500%	11/5/2033	25,365
127,487	Loan ID 200041	Fixed	4.880%	8/1/2039	79,476
43,141	Loan ID 200042	Fixed	7.000%	12/1/2037	31,025
66,009	Loan ID 200043	Fixed	6.130%	7/1/2039	44,149
126,124	Loan ID 200045	Fixed	5.630%	12/1/2038	83,646
41,862	Loan ID 200046	Fixed	8.000%	7/1/2027	34,647
55,377	Loan ID 200048	Fixed	5.500%	8/1/2039	35,337
247,109	Loan ID 200049	Fixed	3.880%	3/1/2042	205,631
175,551	Loan ID 200050	ARM	5.250%	11/1/2050	114,629
89,209	Loan ID 200051	Fixed	6.500%	10/1/2040	61,344
164,003	Loan ID 200052	Fixed	5.130%	5/1/2040	106,626
60,760	Loan ID 200053	Fixed	3.000%	9/1/2042	51,424
58,213	Loan ID 200054	Fixed	8.250%	3/1/2039	44,126
86,229	Loan ID 200055	Fixed	10.000%	1/5/2036	73,116
281,660	Loan ID 200056	Fixed	7.380%	12/1/2037	207,817
127,883	Loan ID 200057	ARM	2.630%	10/1/2036	107,636
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 30,180	Loan ID 200058	Fixed	8.100%	11/1/2032	$ 23,700
61,653	Loan ID 200059	Fixed	6.000%	8/1/2039	40,834
36,564	Loan ID 200060	Fixed	5.750%	8/1/2039	23,772
36,627	Loan ID 200061	Fixed	5.750%	7/1/2024	28,705
188,499	Loan ID 200064	Fixed	4.880%	4/1/2034	163,043
27,806	Loan ID 200065	ARM	6.880%	1/1/2037	9,450
153,451	Loan ID 200066	ARM	5.000%	1/1/2037	129,695
691,377	Loan ID 200067	ARM	3.630%	7/1/2037	407,382
232,196	Loan ID 200072	Fixed	5.040%	2/1/2051	135,879
199,734	Loan ID 200073	Fixed	5.210%	2/1/2026	155,089
175,830	Loan ID 200074	Fixed	5.110%	2/1/2031	125,015
215,706	Loan ID 200075	Fixed	4.250%	2/1/2042	125,237
179,521	Loan ID 200076	Fixed	4.250%	12/1/2041	104,379
79,159	Loan ID 200077	Fixed	3.750%	8/1/2042	43,840
37,035	Loan ID 200078	Fixed	7.000%	8/1/2036	34,203
141,436	Loan ID 200079	Fixed	2.000%	8/1/2049	72,530
93,666	Loan ID 200080	ARM	8.250%	5/1/2037	73,465
78,844	Loan ID 200081	Fixed	2.000%	9/1/2037	66,141
69,884	Loan ID 200082	Fixed	8.250%	4/1/2040	52,791
117,375	Loan ID 200083	ARM	3.880%	10/1/2046	95,188
193,501	Loan ID 200084	Fixed	7.000%	3/1/2039	140,214
168,391	Loan ID 200086	Fixed	2.000%	11/1/2050	141,951
228,957	Loan ID 200087	Fixed	4.000%	3/1/2051	137,035
127,946	Loan ID 200088	Fixed	7.000%	6/1/2039	92,660
274,271	Loan ID 200089	Fixed	2.000%	3/1/2052	144,218
74,663	Loan ID 200090	Fixed	2.000%	11/1/2036	62,883
293,878	Loan ID 200091	Fixed	2.000%	11/1/2051	152,910
280,155	Loan ID 200092	Fixed	2.380%	5/1/2036	152,592
142,162	Loan ID 200093	Fixed	4.000%	2/1/2038	126,568
234,582	Loan ID 200094	ARM	2.630%	9/1/2037	196,464
222,429	Loan ID 200096	ARM	4.380%	8/1/2037	136,116
118,762	Loan ID 200097	ARM	2.630%	6/1/2035	65,742
83,291	Loan ID 200099	Fixed	2.000%	3/1/2040	43,226
388,888	Loan ID 200100	Fixed	2.000%	7/1/2037	202,084
76,705	Loan ID 200102	Fixed	1.250%	3/1/2040	37,975
107,726	Loan ID 200103	ARM	3.250%	9/1/2034	64,142
122,001	Loan ID 200105	Fixed	2.000%	12/1/2050	103,546
97,554	Loan ID 200106	Fixed	2.000%	2/1/2052	83,424
330,987	Loan ID 200107	Fixed	2.000%	7/1/2052	171,555
194,069	Loan ID 200108	Fixed	3.000%	6/1/2047	96,125
48,333	Loan ID 200109	ARM	2.750%	4/1/2038	39,950
116,510	Loan ID 200110	Fixed	8.250%	8/1/2039	134,308
189,062	Loan ID 200111	Fixed	5.000%	11/1/2050	121,334
309,187	Loan ID 200112	Fixed	2.000%	9/1/2049	162,149
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 206,521	Loan ID 200113	ARM	2.850%	7/1/2037	$ 112,716
117,429	Loan ID 200114	Fixed	2.000%	10/1/2051	61,774
271,368	Loan ID 200115	Fixed	2.000%	11/1/2051	139,163
152,613	Loan ID 200116	Fixed	7.130%	3/1/2039	110,870
87,796	Loan ID 200118	ARM	2.630%	6/1/2035	49,419
103,340	Loan ID 200121	ARM	2.630%	1/1/2035	58,554
149,733	Loan ID 200122	ARM	2.630%	6/1/2035	84,283
147,235	Loan ID 200124	ARM	3.350%	6/1/2037	83,586
316,048	Loan ID 200125	Fixed	2.000%	5/1/2051	265,687
129,706	Loan ID 200126	Fixed	8.250%	8/1/2039	97,982
146,130	Loan ID 200127	Fixed	5.000%	8/1/2039	93,932
52,733	Loan ID 200128	Fixed	2.000%	7/1/2037	44,256
471,126	Loan ID 200129	Fixed	4.630%	3/1/2052	294,701
110,123	Loan ID 200130	Fixed	4.500%	8/1/2042	91,905
38,782	Loan ID 200131	Fixed	3.880%	11/1/2027	34,651
239,047	Loan ID 200133	Fixed	3.490%	1/1/2043	197,561
192,505	Loan ID 200134	Fixed	3.750%	12/1/2042	171,834
128,710	Loan ID 200135	Fixed	4.380%	12/1/2042	109,860
264,089	Loan ID 200136	Fixed	2.880%	10/1/2027	239,789
132,081	Loan ID 200137	Fixed	4.500%	9/1/2042	114,592
136,680	Loan ID 200138	Fixed	3.750%	10/1/2042	116,468
53,564	Loan ID 200139	Fixed	4.630%	5/1/2027	38,509
44,707	Loan ID 200140	Fixed	3.630%	12/1/2027	40,599
82,927	Loan ID 200141	Fixed	4.250%	2/1/2042	68,628
188,187	Loan ID 200142	Fixed	3.300%	1/1/2037	108,875
132,636	Loan ID 200143	Fixed	3.000%	2/1/2037	106,493
559,137	Loan ID 200144	ARM	2.630%	10/1/2036	308,435
286,704	Loan ID 200145	Fixed	2.000%	8/1/2051	243,235
251,515	Loan ID 200147	ARM	3.130%	9/1/2037	142,353
140,542	Loan ID 200148	ARM	3.130%	9/1/2037	78,173
164,249	Loan ID 200149	ARM	3.130%	9/1/2037	115,645
215,851	Loan ID 200150	ARM	3.130%	9/1/2037	120,061
103,361	Loan ID 200151	ARM	3.130%	8/1/2037	57,555
100,325	Loan ID 200152	ARM	3.130%	9/1/2037	84,661
1,818,095	Loan ID 200153	ARM	2.750%	4/1/2037	1,509,777
101,149	Loan ID 200154	Fixed	11.050%	9/1/2037	90,929
56,288	Loan ID 200156	Fixed	8.130%	9/19/2032	43,500
126,832	Loan ID 200157	Fixed	3.750%	1/1/2043	111,659
165,168	Loan ID 200158	Fixed	3.630%	12/1/2042	147,371
191,055	Loan ID 200159	Fixed	3.750%	6/1/2042	161,630
133,637	Loan ID 200160	Fixed	3.250%	2/1/2043	71,814
491,032	Loan ID 200161	Fixed	3.880%	11/1/2041	409,112
236,429	Loan ID 200162	Fixed	3.880%	7/1/2042	196,439
125,285	Loan ID 200163	Fixed	4.000%	1/1/2042	104,384
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 107,272	Loan ID 200164	Fixed	4.000%	7/1/2042	$ 101,341
206,999	Loan ID 200165	Fixed	4.380%	12/1/2041	173,047
128,521	Loan ID 200166	Fixed	4.000%	2/1/2032	112,031
136,245	Loan ID 200168	Fixed	3.750%	10/1/2042	112,970
25,769	Loan ID 200169	Fixed	6.920%	9/1/2034	18,232
450,693	Loan ID 200170	ARM	2.630%	10/1/2036	244,403
103,863	Loan ID 200171	Fixed	6.500%	4/1/2036	88,935
147,666	Loan ID 200172	Fixed	7.250%	2/1/2037	104,776
203,807	Loan ID 200173	Fixed	3.580%	10/1/2046	76,849
95,168	Loan ID 200174	Fixed	7.340%	4/1/2037	67,858
55,728	Loan ID 200175	Fixed	9.600%	5/1/2037	45,709
103,103	Loan ID 200176	Fixed	6.600%	3/1/2037	69,635
69,744	Loan ID 200177	Fixed	8.000%	1/11/2022	61,515
44,267	Loan ID 200178	Fixed	6.500%	5/10/2016	42,596
30,554	Loan ID 200179	Fixed	7.250%	7/27/2019	18,160
20,113	Loan ID 200180	Fixed	6.500%	7/8/2016	19,279
113,582	Loan ID 200181	Fixed	7.500%	3/1/2016	109,741
93,989	Loan ID 200182	Fixed	8.750%	10/10/2016	90,399
280,030	Loan ID 200183	Fixed	4.130%	12/1/2032	229,555
77,111	Loan ID 200184	Fixed	4.380%	12/1/2042	60,939
29,367	Loan ID 200185	Fixed	5.380%	6/1/2042	18,638
56,057	Loan ID 200186	Fixed	5.130%	8/1/2042	49,001
55,746	Loan ID 200187	Fixed	5.880%	12/1/2039	36,495
157,655	Loan ID 200188	Fixed	3.880%	2/1/2043	130,694
177,080	Loan ID 200189	Fixed	4.130%	8/1/2042	146,004
354,209	Loan ID 200190	Fixed	3.630%	11/1/2042	316,983
137,817	Loan ID 200191	Fixed	4.130%	11/1/2042	112,235
196,007	Loan ID 200192	Fixed	4.250%	11/1/2042	175,753
100,305	Loan ID 200193	Fixed	3.880%	6/1/2042	89,931
171,947	Loan ID 200194	Fixed	4.750%	9/1/2041	146,195
281,940	Loan ID 200195	Fixed	3.880%	3/1/2042	234,613
105,230	Loan ID 200196	Fixed	4.500%	1/1/2043	90,415
40,897	Loan ID 200197	Fixed	4.750%	11/1/2042	35,399
42,670	Loan ID 200198	Fixed	5.250%	10/1/2042	35,727
302,695	Loan ID 200199	Fixed	4.000%	9/1/2042	285,892
258,021	Loan ID 200200	Fixed	3.880%	9/1/2042	207,555
61,970	Loan ID 200201	Fixed	5.130%	8/1/2041	54,216
61,903	Loan ID 200202	Fixed	4.380%	12/1/2042	57,728
292,072	Loan ID 200203	Fixed	4.250%	8/1/2042	243,290
152,228	Loan ID 200204	Fixed	3.880%	7/1/2042	122,572
78,216	Loan ID 200205	Fixed	5.000%	11/1/2041	68,242
25,224	Loan ID 200206	Fixed	3.990%	12/1/2042	20,937
616,429	Loan ID 200207	ARM	3.630%	3/1/2042	582,385
52,126	Loan ID 200208	Fixed	4.250%	1/1/2043	38,626
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 222,374	Loan ID 200209	Fixed	3.880%	8/1/2042	$ 198,375
92,850	Loan ID 200210	Fixed	4.630%	5/1/2043	84,263
223,189	Loan ID 200211	Fixed	3.750%	5/1/2042	204,219
142,212	Loan ID 200212	Fixed	3.880%	2/1/2042	112,742
302,326	Loan ID 200213	Fixed	4.130%	1/1/2038	201,892
62,141	Loan ID 200214	Fixed	5.750%	7/1/2039	51,067
121,154	Loan ID 200216	Fixed	5.750%	9/1/2039	94,333
148,257	Loan ID 200217	Fixed	5.250%	7/1/2040	121,399
79,126	Loan ID 200218	Fixed	4.250%	12/1/2041	48,846
209,189	Loan ID 200219	Fixed	4.250%	4/1/2043	194,113
225,521	Loan ID 200220	Fixed	3.880%	5/1/2043	184,239
174,244	Loan ID 200221	Fixed	4.250%	4/1/2043	160,968
132,493	Loan ID 200222	Fixed	4.130%	5/1/2043	109,145
260,292	Loan ID 200223	Fixed	4.130%	5/1/2043	234,399
222,419	Loan ID 200224	Fixed	4.000%	7/1/2043	187,788
118,131	Loan ID 200225	Fixed	3.750%	3/1/2043	76,923
85,998	Loan ID 200226	Fixed	5.250%	7/1/2041	78,485
54,086	Loan ID 200228	Fixed	4.630%	8/1/2042	46,778
172,097	Loan ID 200229	Fixed	3.750%	7/1/2042	151,159
154,362	Loan ID 200230	Fixed	3.500%	2/1/2043	129,672
137,764	Loan ID 200231	Fixed	3.630%	12/1/2042	77,956
72,811	Loan ID 200232	Fixed	3.880%	8/1/2042	57,554
199,309	Loan ID 200233	Fixed	2.990%	11/1/2027	168,187
194,950	Loan ID 200234	Fixed	3.250%	1/1/2043	132,823
98,343	Loan ID 200235	Fixed	3.750%	12/1/2042	87,783
170,254	Loan ID 200236	Fixed	4.250%	10/1/2042	149,524
496,523	Loan ID 200237	ARM	2.750%	9/1/2033	429,140
337,101	Loan ID 200238	ARM	3.630%	7/1/2035	313,456
108,383	Loan ID 200239	ARM	3.990%	5/1/2036	91,413
124,288	Loan ID 200240	Fixed	4.000%	6/1/2042	98,459
152,936	Loan ID 200242	Fixed	3.250%	10/1/2042	106,047
125,157	Loan ID 200243	Fixed	3.750%	4/1/2043	99,649
30,247	Loan ID 200244	Fixed	5.000%	5/1/2042	24,976
213,302	Loan ID 200245	Fixed	3.880%	3/1/2043	179,575
97,071	Loan ID 200286	Fixed	4.500%	7/1/2043	85,213
105,608	Loan ID 200287	Fixed	4.380%	7/1/2043	87,140
355,524	Loan ID 200288	Fixed	4.380%	11/1/2041	278,794
358,056	Loan ID 200289	Fixed	5.500%	9/1/2043	326,360
305,165	Loan ID 200290	Fixed	4.250%	4/1/2043	258,792
462,791	Loan ID 200292	Fixed	3.880%	6/1/2043	390,954
39,153	Loan ID 200293	Fixed	4.130%	3/1/2043	33,213
188,768	Loan ID 200294	Fixed	3.880%	2/1/2043	157,113
269,090	Loan ID 200295	Fixed	3.880%	6/1/2043	236,315
219,608	Loan ID 200296	Fixed	3.250%	2/1/2043	171,805
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 189,619	Loan ID 200297	Fixed	3.380%	10/1/2042	$ 148,821
150,410	Loan ID 200298	Fixed	3.250%	6/1/2043	117,409
205,145	Loan ID 200299	Fixed	3.630%	10/1/2042	166,249
121,673	Loan ID 200300	Fixed	8.400%	10/20/2037	100,974
80,164	Loan ID 200301	Fixed	4.630%	7/1/2043	71,234
105,449	Loan ID 200302	Fixed	9.880%	10/1/2035	88,425
61,306	Loan ID 200303	Fixed	5.250%	10/1/2032	54,261
149,764	Loan ID 200304	Fixed	7.250%	10/1/2033	128,261
255,124	Loan ID 200305	Fixed	7.000%	3/1/2036	209,220
742,933	Loan ID 200306	Fixed	4.870%	5/1/2049	638,987
52,570	Loan ID 200307	Fixed	6.500%	7/1/2031	45,083
113,160	Loan ID 200308	ARM	6.750%	5/1/2035	98,482
219,910	Loan ID 200309	Fixed	2.000%	12/1/2048	180,240
173,414	Loan ID 200310	Fixed	8.000%	9/1/2039	128,833
136,343	Loan ID 200312	Fixed	9.000%	4/1/2039	114,248
48,799	Loan ID 200313	Fixed	8.500%	3/1/2028	39,018
64,938	Loan ID 200314	Fixed	8.000%	3/1/2040	48,609
330,052	Loan ID 200315	ARM	3.380%	6/1/2037	239,083
138,913	Loan ID 200316	Fixed	6.850%	7/1/2035	94,760
79,477	Loan ID 200317	Fixed	7.000%	9/1/2032	67,910
286,860	Loan ID 200318	Fixed	6.500%	10/1/2036	242,638
68,524	Loan ID 200319	ARM	3.130%	12/1/2034	54,054
306,323	Loan ID 200321	Fixed	2.380%	6/1/2049	240,089
140,088	Loan ID 200322	Fixed	7.375%	8/1/2033	124,718
206,742	Loan ID 200323	ARM	2.875%	1/1/2035	174,355
354,741	Loan ID 200324	Fixed	5.500%	11/1/2037	304,789
248,637	Loan ID 200325	Fixed	6.000%	5/1/2042	199,913
80,495	Loan ID 200326	Fixed	8.375%	10/1/2036	68,326
158,246	Loan ID 200327	Fixed	6.790%	10/26/2036	116,617
999,873	Loan ID 200328	ARM	6.250%	7/1/2038	858,979
117,986	Loan ID 200329	Fixed	6.880%	3/1/2036	109,881
264,572	Loan ID 200330	Fixed	7.000%	8/1/2037	203,660
79,818	Loan ID 200331	ARM	6.500%	7/1/2033	67,909
107,857	Loan ID 200332	Fixed	5.775%	10/1/2037	95,266
215,685	Loan ID 200333	Fixed	5.875%	5/1/2021	175,984
93,440	Loan ID 200334	Fixed	7.000%	1/1/2033	82,730
281,979	Loan ID 200335	Fixed	2.000%	11/1/2052	226,876
58,873	Loan ID 200336	Fixed	7.000%	12/1/2042	45,373
47,920	Loan ID 200337	Fixed	7.000%	10/1/2034	44,470
56,587	Loan ID 200338	ARM	10.500%	8/1/2029	49,836
177,225	Loan ID 200339	Fixed	2.000%	10/1/2033	152,582
37,364	Loan ID 200340	Fixed	7.000%	3/1/2030	26,615
190,137	Loan ID 200341	Fixed	7.000%	8/1/2035	171,322
29,248	Loan ID 200342	Fixed	5.375%	10/1/2019	25,274
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 89,988	Loan ID 200343	ARM	7.750%	6/1/2034	$ 74,504
109,873	Loan ID 200344	ARM	6.850%	7/1/2034	72,799
73,835	Loan ID 200345	Fixed	9.625%	1/1/2033	62,767
468,096	Loan ID 200346	Fixed	7.000%	6/1/2044	325,476
551,272	Loan ID 200347	Fixed	4.375%	7/1/2050	336,764
66,473	Loan ID 200348	Fixed	6.500%	7/1/2038	45,992
143,476	Loan ID 200349	Fixed	7.000%	1/1/2037	118,654
63,800	Loan ID 200350	Fixed	7.500%	3/1/2029	47,564
133,847	Loan ID 200351	ARM	3.500%	6/1/2036	76,285
74,106	Loan ID 200352	Fixed	7.000%	8/1/2030	65,885
91,608	Loan ID 200353	Fixed	6.500%	10/1/2032	81,228
92,627	Loan ID 200354	ARM	6.875%	11/1/2033	74,778
45,497	Loan ID 200355	ARM	7.875%	7/1/2032	33,267
88,522	Loan ID 200356	ARM	7.100%	2/1/2036	61,178
113,243	Loan ID 200357	Fixed	8.500%	4/1/2027	93,553
156,354	Loan ID 200358	Fixed	2.000%	4/1/2025	146,445
257,435	Loan ID 200359	ARM	2.625%	2/1/2036	208,959
32,590	Loan ID 200360	ARM	2.875%	1/1/2025	29,410
75,551	Loan ID 200361	Fixed	7.500%	1/1/2034	70,188
112,132	Loan ID 200362	Fixed	2.750%	11/1/2034	57,223
150,205	Loan ID 200363	Fixed	6.000%	3/1/2049	116,666
94,627	Loan ID 200364	Fixed	10.000%	11/1/2037	77,456
221,169	Loan ID 200365	ARM	2.850%	8/1/2037	120,572
72,037	Loan ID 200366	Fixed	6.250%	1/1/2033	64,222
238,361	Loan ID 200368	Fixed	4.500%	4/1/2036	216,261
277,781	Loan ID 200369	Fixed	6.000%	4/1/2044	246,566
195,927	Loan ID 200370	ARM	5.500%	6/1/2035	182,621
66,209	Loan ID 200371	Fixed	7.375%	8/1/2033	61,590
206,278	Loan ID 200372	ARM	2.625%	5/1/2036	112,566
62,203	Loan ID 200373	Fixed	7.000%	12/1/2036	40,524
79,438	Loan ID 200374	ARM	7.000%	5/1/2034	65,436
103,666	Loan ID 200375	Fixed	7.000%	11/1/2036	67,599
441,301	Loan ID 200376	Fixed	2.900%	6/1/2053	389,793
85,382	Loan ID 200377	ARM	4.500%	10/1/2036	74,545
238,584	Loan ID 200378	Fixed	5.500%	3/1/2038	203,477
111,439	Loan ID 200379	Fixed	8.250%	3/1/2039	103,278
190,596	Loan ID 200380	Fixed	4.220%	4/1/2049	168,519
291,269	Loan ID 200381	Fixed	4.780%	6/1/2037	271,451
114,032	Loan ID 200382	Fixed	4.850%	7/1/2037	95,672
401,883	Loan ID 200383	Fixed	5.030%	12/1/2046	382,113
304,641	Loan ID 200384	Fixed	5.000%	11/1/2047	226,404
150,232	Loan ID 200385	Fixed	8.250%	1/1/2040	152,944
230,715	Loan ID 200386	Fixed	5.000%	3/1/2041	204,679
79,046	Loan ID 200387	Fixed	4.000%	6/1/2039	67,694
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 199,299	Loan ID 200388	Fixed	3.000%	3/1/2051	$ 156,972
124,776	Loan ID 200389	Fixed	4.820%	8/1/2047	108,578
207,463	Loan ID 200390	Fixed	4.000%	4/16/2047	168,714
187,121	Loan ID 200391	Fixed	4.000%	1/13/2035	163,918
69,418	Loan ID 200392	Fixed	10.000%	6/5/2034	66,367
109,578	Loan ID 200393	Fixed	5.070%	8/1/2037	95,397
134,237	Loan ID 200394	Fixed	7.150%	8/1/2037	124,741
82,922	Loan ID 200395	Fixed	4.860%	4/1/2047	73,866
75,533	Loan ID 200396	Fixed	10.000%	2/1/2036	72,264
131,085	Loan ID 200397	ARM	9.375%	9/1/2037	107,859
143,730	Loan ID 200398	Fixed	4.800%	2/1/2037	120,493
83,629	Loan ID 200399	Fixed	4.980%	6/1/2037	60,653
369,836	Loan ID 200400	Fixed	8.450%	12/1/2036	350,925
530,221	Loan ID 200401	Fixed	5.000%	8/1/2047	411,399
56,222	Loan ID 200403	Fixed	8.300%	10/15/2032	49,687
59,927	Loan ID 200404	Fixed	8.100%	5/1/2037	55,589
104,644	Loan ID 200405	Fixed	4.870%	12/1/2035	95,497
119,302	Loan ID 200406	Fixed	4.875%	10/1/2051	113,775
241,756	Loan ID 200407	Fixed	6.500%	4/1/2042	227,866
212,069	Loan ID 200408	Fixed	6.000%	4/1/2039	161,879
352,220	Loan ID 200409	Fixed	6.000%	2/1/2049	277,240
69,801	Loan ID 200410	ARM	8.500%	6/1/2037	55,657
109,766	Loan ID 200411	Fixed	8.275%	6/1/2037	105,681
295,281	Loan ID 200412	Fixed	7.750%	8/1/2040	246,575
256,950	Loan ID 200413	Fixed	5.150%	11/1/2047	250,999
202,975	Loan ID 200414	Fixed	5.000%	4/1/2049	154,104
86,541	Loan ID 200415	Fixed	6.000%	4/1/2050	82,659
186,788	Loan ID 200416	Fixed	4.670%	8/1/2053	159,095
74,584	Loan ID 200417	Fixed	7.000%	5/1/2035	72,131
60,278	Loan ID 200418	Fixed	4.000%	6/1/2035	51,501
177,876	Loan ID 200419	Fixed	4.000%	12/19/2035	169,377
176,564	Loan ID 200420	Fixed	4.225%	4/10/2038	156,490
79,522	Loan ID 200421	Fixed	7.710%	8/1/2037	70,140
139,666	Loan ID 200422	Fixed	3.830%	8/1/2053	117,189
135,420	Loan ID 200423	Fixed	4.500%	6/1/2043	114,561
126,581	Loan ID 200424	Fixed	4.000%	9/1/2028	110,760
263,545	Loan ID 200427	Fixed	3.625%	3/1/2043	230,906
186,274	Loan ID 200429	Fixed	3.875%	12/1/2042	133,084
236,268	Loan ID 200430	Fixed	3.625%	7/1/2043	209,444
197,858	Loan ID 200431	Fixed	4.625%	7/1/2043	176,624
318,530	Loan ID 200432	Fixed	4.875%	5/1/2043	289,075
134,587	Loan ID 200433	Fixed	4.250%	8/1/2043	121,042
166,202	Loan ID 200434	Fixed	5.250%	10/1/2043	152,926
203,706	Loan ID 200435	Fixed	4.625%	11/1/2052	160,336
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 224,662	Loan ID 200436	Fixed	3.750%	4/1/2043	$ 206,565
341,547	Loan ID 200437	Fixed	5.625%	10/1/2043	314,591
46,708	Loan ID 200439	Fixed	5.000%	8/1/2041	40,020
7,696	Loan ID 200440	Fixed	8.000%	6/1/2016	7,671
200,875	Loan ID 200441	Fixed	4.440%	1/15/2015	199,687
442,387	Loan ID 200442	Fixed	5.000%	12/1/2043	340,318
278,541	Loan ID 200443	Fixed	3.000%	7/1/2049	175,435
271,310	Loan ID 200444	Fixed	4.380%	11/1/2038	151,839
170,708	Loan ID 200445	Fixed	5.250%	2/1/2039	160,128
1,937	Loan ID 200446	Fixed	7.000%	5/1/2015	1,542
59,305	Loan ID 200447	Fixed	5.875%	11/4/2034	54,262
78,666	Loan ID 200448	Fixed	5.750%	5/1/2042	47,496
131,299	Loan ID 200449	Fixed	5.000%	7/1/2041	119,236
69,716	Loan ID 200450	Fixed	4.110%	12/1/2025	50,327
376,395	Loan ID 200451	Fixed	6.250%	7/1/2038	335,608
142,666	Loan ID 200452	Fixed	2.000%	11/1/2041	95,313
17,601	Loan ID 200453	Fixed	4.550%	3/1/2026	13,684
540,669	Loan ID 200455	Fixed	2.000%	7/1/2039	446,190
257,164	Loan ID 200456	Fixed	2.000%	11/1/2038	236,074
219,426	Loan ID 200457	Fixed	5.750%	12/10/2030	167,867
150,623	Loan ID 200458	Fixed	6.625%	12/1/2038	114,909
195,678	Loan ID 200460	Fixed	7.000%	7/1/2041	194,865
283,933	Loan ID 200461	Fixed	4.750%	6/20/2044	163,819
391,628	Loan ID 200462	Fixed	6.000%	7/1/2037	206,517
158,404	Loan ID 200463	Fixed	6.000%	3/1/2037	94,493
411,571	Loan ID 200464	ARM	8.750%	8/1/2037	248,576
255,565	Loan ID 200465	Fixed	6.500%	7/1/2037	165,464
464,001	Loan ID 200466	Fixed	7.000%	7/1/2037	300,840
334,455	Loan ID 200467	Fixed	5.500%	9/1/2044	217,189
97,114	Loan ID 200468	Fixed	5.625%	12/1/2044	53,955
134,823	Loan ID 200469	Fixed	6.500%	7/1/2037	117,562
247,913	Loan ID 200470	Fixed	4.625%	7/1/2043	192,055
370,176	Loan ID 200472	Fixed	4.250%	9/1/2042	329,717
305,435	Loan ID 200473	Fixed	4.000%	12/1/2042	238,236
246,995	Loan ID 200474	Fixed	5.750%	11/1/2050	215,401
173,298	Loan ID 200475	Fixed	5.450%	7/1/2049	147,451
195,478	Loan ID 200476	Fixed	6.000%	9/1/2050	166,276
246,053	Loan ID 200477	Fixed	4.125%	12/1/2028	222,152
188,563	Loan ID 200478	Fixed	3.625%	9/1/2042	148,377
146,107	Loan ID 200479	Fixed	3.500%	8/1/2026	130,131
250,854	Loan ID 200480	ARM	3.750%	7/1/2041	199,495
179,666	Loan ID 200481	ARM	3.500%	8/1/2041	147,711
125,632	Loan ID 200482	Fixed	4.375%	11/1/2028	111,964
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 118,018	Loan ID 200483	Fixed	4.375%	11/1/2028	$ 105,861
410,567	Loan ID 200484	Fixed	4.250%	12/1/2043	346,332
78,277	Loan ID 200485	Fixed	4.125%	2/1/2043	65,989
262,201	Loan ID 200486	Fixed	3.500%	1/1/2043	216,714
476,755	Loan ID 200487	Fixed	6.000%	3/1/2037	308,646
166,373	Loan ID 200488	Fixed	4.250%	1/1/2044	142,282
120,036	Loan ID 200489	Fixed	4.000%	3/1/2043	100,723
92,245	Loan ID 200490	Fixed	4.000%	11/1/2028	80,629
214,504	Loan ID 200491	Fixed	5.500%	10/1/2039	189,644
126,941	Loan ID 200492	Fixed	4.000%	1/1/2043	107,290
77,369	Loan ID 200493	Fixed	4.500%	12/1/2025	69,433
287,982	Loan ID 200494	Fixed	4.625%	10/1/2043	255,518
368,664	Loan ID 200495	Fixed	4.875%	12/1/2041	320,790
210,549	Loan ID 200496	Fixed	3.875%	2/1/2043	184,740
339,999	Loan ID 200497	Fixed	3.250%	4/1/2043	280,192
272,402	Loan ID 200498	Fixed	4.000%	2/1/2043	237,340
284,144	Loan ID 200499	Fixed	4.250%	1/1/2043	243,956
230,968	Loan ID 200500	Fixed	5.875%	2/1/2037	182,007
157,068	Loan ID 200501	Fixed	7.250%	12/1/2037	135,974
146,149	Loan ID 200502	Fixed	5.000%	6/1/2049	119,175
273,320	Loan ID 200503	Fixed	7.500%	8/1/2037	233,932
403,129	Loan ID 200504	Fixed	3.375%	3/1/2043	332,710
147,163	Loan ID 200505	Fixed	3.500%	4/1/2043	110,993
205,884	Loan ID 200506	Fixed	4.875%	8/1/2039	168,775
77,501	Loan ID 200507	Fixed	4.500%	9/1/2042	63,305
266,630	Loan ID 200508	Fixed	2.000%	10/1/2040	193,521
214,343	Loan ID 200509	Fixed	2.000%	12/1/2052	155,679
256,733	Loan ID 200511	Fixed	4.875%	1/1/2044	228,110
135,042	Loan ID 200512	Fixed	2.875%	2/1/2035	112,613
178,624	Loan ID 200513	Fixed	3.000%	10/1/2038	140,852
347,445	Loan ID 200514	Fixed	3.000%	4/1/2047	261,776
103,733	Loan ID 200515	Fixed	8.250%	2/1/2039	95,068
394,666	Loan ID 200516	Fixed	5.250%	1/1/2037	336,962
107,717	Loan ID 200517	Fixed	8.000%	5/1/2039	96,225
210,313	Loan ID 200518	Fixed	3.000%	12/1/2050	173,141
326,671	Loan ID 200519	Fixed	3.000%	11/1/2049	265,127
69,658	Loan ID 200520	Fixed	3.260%	7/1/2053	53,800
232,564	Loan ID 200521	ARM	3.125%	8/1/2037	190,700
390,191	Loan ID 200522	ARM	3.125%	9/1/2037	311,200
447,117	Loan ID 200523	ARM	3.125%	9/1/2037	325,125
128,580	Loan ID 200524	Fixed	3.500%	6/1/2043	108,127
299,377	Loan ID 200525	Fixed	3.250%	12/1/2042	252,266
164,840	Loan ID 200526	Fixed	3.625%	3/1/2043	138,830
115,851	Loan ID 200527	Fixed	4.500%	12/1/2043	102,078
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 142,229	Loan ID 200528	Fixed	4.375%	2/1/2044	$ 123,507
412,050	Loan ID 200529	Fixed	4.625%	2/1/2044	368,450
33,691	Loan ID 200530	Fixed	5.375%	2/1/2044	26,773
180,849	Loan ID 200531	Fixed	4.625%	11/1/2043	164,421
118,687	Loan ID 200532	Fixed	3.250%	7/1/2043	99,536
142,615	Loan ID 200533	Fixed	4.250%	1/1/2044	115,627
148,039	Loan ID 200534	Fixed	5.500%	2/1/2044	134,934
255,681	Loan ID 200535	Fixed	4.375%	11/1/2043	230,749
63,749	Loan ID 200536	Fixed	3.750%	10/1/2042	41,977
128,742	Loan ID 200537	Fixed	4.500%	3/1/2042	102,342
97,741	Loan ID 200538	Fixed	4.750%	1/1/2043	86,376
277,982	Loan ID 200539	Fixed	4.500%	2/1/2043	229,714
87,948	Loan ID 200540	Fixed	3.875%	2/1/2043	74,274
84,715	Loan ID 200541	Fixed	7.875%	9/1/2037	58,857
189,273	Loan ID 200542	Fixed	4.500%	4/1/2037	139,837
57,622	Loan ID 200543	ARM	7.250%	2/1/2037	39,907
395,602	Loan ID 200544	Fixed	5.000%	2/1/2044	360,459
64,005	Loan ID 200545	Fixed	4.375%	2/1/2029	54,427
125,893	Loan ID 200546	Fixed	5.375%	12/1/2043	109,203
271,310	Loan ID 200547	Fixed	3.750%	3/1/2043	234,230
176,697	Loan ID 200548	Fixed	5.250%	2/1/2044	159,112
92,784	Loan ID 200549	Fixed	4.250%	1/1/2029	81,025
179,641	Loan ID 200550	Fixed	3.750%	3/1/2043	151,524
320,995	Loan ID 200551	Fixed	4.375%	1/1/2044	280,780
202,743	Loan ID 200552	Fixed	4.500%	1/1/2044	177,448
292,220	Loan ID 200553	Fixed	4.625%	12/1/2043	263,532
228,558	Loan ID 200555	Fixed	4.375%	1/1/2044	198,972
411,788	Loan ID 200556	Fixed	3.625%	12/1/2028	359,150
112,808	Loan ID 200557	Fixed	9.077%	8/1/2035	90,674
104,790	Loan ID 200558	Fixed	6.590%	7/1/2037	85,277
197,486	Loan ID 200559	Fixed	9.500%	4/14/2035	157,861
128,377	Loan ID 200560	Fixed	5.750%	5/1/2035	104,797
226,155	Loan ID 200561	Fixed	6.375%	12/1/2036	184,724
160,825	Loan ID 200562	ARM	3.000%	5/1/2037	133,488
235,464	Loan ID 200563	Fixed	5.125%	1/1/2039	194,135
145,381	Loan ID 200564	Fixed	4.875%	5/1/2039	118,884
534,864	Loan ID 200565	Fixed	4.000%	6/1/2037	446,687
374,298	Loan ID 200566	Fixed	6.500%	7/1/2047	305,905
138,274	Loan ID 200567	Fixed	3.375%	5/1/2043	115,670
64,947	Loan ID 200568	Fixed	4.000%	12/1/2043	56,741
102,859	Loan ID 200569	Fixed	5.125%	2/1/2044	87,987
447,056	Loan ID 200570	Fixed	3.625%	6/1/2043	397,403
141,845	Loan ID 200571	Fixed	4.500%	7/1/2043	124,518
172,442	Loan ID 200572	Fixed	4.375%	3/1/2044	153,046
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 100,999	Loan ID 200573	Fixed	3.750%	9/1/2042	$ 74,847
135,087	Loan ID 200574	Fixed	4.875%	1/1/2044	122,874
137,124	Loan ID 200575	Fixed	4.125%	5/1/2042	107,292
347,438	Loan ID 200576	Fixed	3.750%	6/1/2042	266,126
244,346	Loan ID 200577	Fixed	3.125%	4/1/2028	216,102
191,295	Loan ID 200578	Fixed	4.750%	8/1/2040	175,610
50,888	Loan ID 200579	Fixed	4.875%	5/1/2042	40,105
185,055	Loan ID 200580	Fixed	4.125%	11/1/2041	157,176
40,188	Loan ID 200581	Fixed	4.750%	9/1/2042	33,681
389,938	Loan ID 200582	Fixed	4.000%	11/1/2042	321,660
98,441	Loan ID 200583	Fixed	3.625%	9/1/2027	86,784
365,974	Loan ID 200584	Fixed	3.375%	4/1/2043	310,516
162,595	Loan ID 200585	Fixed	4.000%	5/1/2042	138,857
343,289	Loan ID 200586	Fixed	3.500%	1/1/2043	308,912
695,672	Loan ID 200587	Fixed	4.750%	10/1/2040	633,114
264,133	Loan ID 200588	Fixed	3.750%	5/1/2042	242,827
403,400	Loan ID 200589	ARM	3.375%	12/1/2043	357,061
63,189	Loan ID 200590	Fixed	4.125%	7/1/2042	52,602
107,127	Loan ID 200591	Fixed	4.875%	3/1/2043	97,113
102,758	Loan ID 200592	Fixed	4.375%	6/1/2042	88,454
70,819	Loan ID 200593	Fixed	3.875%	6/1/2042	59,331
237,186	Loan ID 200594	Fixed	4.250%	4/1/2043	215,898
116,052	Loan ID 200595	Fixed	4.250%	5/1/2042	98,032
98,803	Loan ID 200596	Fixed	4.875%	10/1/2043	89,580
41,491	Loan ID 200597	Fixed	5.625%	2/1/2044	33,872
140,824	Loan ID 200598	Fixed	4.625%	2/1/2044	125,054
125,534	Loan ID 200599	Fixed	4.125%	2/1/2043	106,186
207,882	Loan ID 200600	Fixed	4.625%	4/1/2044	185,243
113,762	Loan ID 200601	Fixed	4.000%	3/1/2043	97,420
193,174	Loan ID 200602	Fixed	3.750%	3/1/2043	159,910
75,602	Loan ID 200603	Fixed	4.125%	6/1/2043	62,166
77,026	Loan ID 200604	Fixed	3.500%	1/1/2043	63,663
145,697	Loan ID 200605	Fixed	4.875%	11/1/2043	122,991
134,392	Loan ID 200606	Fixed	3.625%	12/1/2042	113,742
249,698	Loan ID 200607	Fixed	2.875%	11/1/2027	205,534
141,462	Loan ID 200608	Fixed	4.125%	11/1/2043	119,068
140,258	Loan ID 200609	Fixed	4.500%	3/1/2044	122,689
274,998	Loan ID 200610	ARM	2.875%	3/1/2043	231,137
64,134	Loan ID 200611	Fixed	4.625%	5/1/2043	53,521
131,123	Loan ID 200612	Fixed	4.500%	2/1/2043	117,040
215,316	Loan ID 200613	Fixed	3.369%	1/1/2043	187,017
107,362	Loan ID 200614	Fixed	5.000%	1/1/2044	93,048
106,201	Loan ID 200615	Fixed	4.250%	8/1/2043	94,456
351,996	Loan ID 200616	Fixed	4.875%	2/1/2044	311,487
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 94,416	Loan ID 200617	Fixed	4.750%	9/1/2043	$ 68,096
134,636	Loan ID 200618	Fixed	4.375%	5/1/2042	111,837
239,352	Loan ID 200620	Fixed	4.250%	10/1/2043	189,258
138,454	Loan ID 200621	Fixed	3.625%	1/1/2043	124,632
307,596	Loan ID 200622	Fixed	4.750%	12/1/2043	273,379
77,326	Loan ID 200623	Fixed	4.375%	12/1/2042	65,622
265,461	Loan ID 200624	Fixed	4.125%	4/1/2043	231,274
124,530	Loan ID 200625	Fixed	4.500%	11/1/2043	101,541
124,121	Loan ID 200626	Fixed	4.500%	10/1/2043	103,985
137,378	Loan ID 200627	Fixed	4.250%	10/1/2043	120,289
91,306	Loan ID 200628	Fixed	3.250%	2/1/2028	80,180
162,443	Loan ID 200629	Fixed	4.375%	9/1/2043	136,810
171,494	Loan ID 200630	Fixed	5.250%	9/1/2043	154,690
305,246	Loan ID 200631	Fixed	3.250%	6/1/2043	265,286
355,112	Loan ID 200632	Fixed	5.250%	5/1/2044	324,125
232,334	Loan ID 200633	Fixed	5.125%	5/1/2044	212,419
241,604	Loan ID 200634	Fixed	4.375%	1/1/2044	209,720
116,589	Loan ID 200635	Fixed	3.750%	5/1/2029	103,416
200,709	Loan ID 200636	Fixed	3.750%	2/1/2053	170,846
187,249	Loan ID 200637	Fixed	5.375%	4/1/2040	143,167
196,023	Loan ID 200638	Fixed	3.875%	3/1/2043	165,910
252,879	Loan ID 200639	ARM	4.250%	5/1/2044	212,348
152,230	Loan ID 200640	Fixed	5.125%	3/1/2044	136,879
177,341	Loan ID 200641	Fixed	5.250%	4/1/2044	157,831
150,475	Loan ID 200642	Fixed	5.000%	3/1/2044	126,537
174,388	Loan ID 200643	Fixed	4.750%	3/1/2044	154,194
174,600	Loan ID 200644	Fixed	4.750%	3/1/2044	153,591
122,125	Loan ID 200645	Fixed	5.000%	4/1/2044	111,126
352,000	Loan ID 200646	ARM	2.625%	3/1/2043	288,758
122,872	Loan ID 200647	Fixed	4.250%	1/1/2044	109,268
159,357	Loan ID 200648	Fixed	4.750%	3/1/2044	143,085
148,284	Loan ID 200649	Fixed	4.375%	3/1/2044	131,238
134,124	Loan ID 200650	Fixed	4.875%	5/1/2044	118,195
276,550	Loan ID 200651	Fixed	3.625%	7/1/2043	238,656
174,915	Loan ID 200652	Fixed	4.125%	5/1/2038	142,533
361,462	Loan ID 200653	Fixed	4.000%	4/1/2053	288,080
287,191	Loan ID 200654	Fixed	5.125%	2/1/2041	231,578
147,154	Loan ID 200655	Fixed	3.375%	5/1/2043	124,133
160,270	Loan ID 200656	Fixed	6.875%	7/1/2037	102,049
148,832	Loan ID 200657	Fixed	4.875%	8/1/2051	126,452
348,525	Loan ID 200658	Fixed	2.000%	1/1/2044	188,208
214,380	Loan ID 200659	Fixed	4.000%	3/1/2053	189,336
190,997	Loan ID 200660	Fixed	5.875%	3/1/2038	149,055
392,329	Loan ID 200661	Fixed	4.000%	2/1/2043	339,447
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 219,092	Loan ID 200662	Fixed	5.000%	3/1/2044	$ 196,595
71,432	Loan ID 200663	Fixed	4.750%	5/1/2044	63,665
285,803	Loan ID 200664	Fixed	4.750%	4/1/2044	258,138
273,429	Loan ID 200665	Fixed	4.299%	12/1/2046	150,786
224,109	Loan ID 200666	Fixed	5.890%	8/26/2035	110,730
231,489	Loan ID 200667	Fixed	4.625%	6/1/2044	205,232
316,093	Loan ID 200668	Fixed	3.625%	4/1/2043	270,731
160,675	Loan ID 200669	Fixed	5.250%	4/1/2044	144,409
70,855	Loan ID 200670	Fixed	4.375%	2/1/2029	55,989
246,560	Loan ID 200671	Fixed	4.625%	8/1/2043	215,065
165,030	Loan ID 200672	Fixed	3.750%	7/1/2043	138,066
142,687	Loan ID 200673	Fixed	4.625%	5/1/2044	120,240
320,856	Loan ID 200674	Fixed	4.500%	5/1/2044	267,217
330,025	Loan ID 200675	Fixed	5.125%	4/1/2044	293,036
100,556	Loan ID 200676	Fixed	3.750%	6/1/2043	78,997
138,947	Loan ID 200677	Fixed	3.625%	5/1/2028	122,074
485,895	Loan ID 200678	Fixed	4.375%	2/1/2044	435,447
263,558	Loan ID 200679	Fixed	5.000%	4/1/2044	205,311
65,859	Loan ID 200680	Fixed	5.375%	3/1/2044	50,173
197,222	Loan ID 200682	Fixed	4.875%	5/1/2044	164,362
221,169	Loan ID 200683	Fixed	4.500%	4/1/2044	196,274
130,849	Loan ID 200684	Fixed	4.875%	4/1/2044	116,656
238,211	Loan ID 200685	Fixed	4.875%	5/1/2044	200,914
44,672	Loan ID 200686	Fixed	5.000%	5/1/2044	37,090
59,573	Loan ID 200687	Fixed	5.125%	5/1/2044	46,532
154,235	Loan ID 200688	Fixed	4.250%	3/1/2053	104,405
139,857	Loan ID 200689	Fixed	4.375%	12/1/2043	101,932
235,645	Loan ID 200690	Fixed	4.250%	4/1/2044	205,759
299,095	Loan ID 200691	Fixed	4.500%	5/1/2044	251,601
253,082	Loan ID 200692	Fixed	4.625%	7/1/2044	221,395
185,169	Loan ID 200693	Fixed	3.250%	4/1/2043	146,130
111,547	Loan ID 200694	Fixed	4.500%	9/1/2043	87,150
141,025	Loan ID 200695	Fixed	5.000%	12/1/2043	112,914
51,078	Loan ID 200696	Fixed	3.750%	10/1/2042	42,176
141,093	Loan ID 200697	Fixed	4.500%	1/1/2044	110,649
108,383	Loan ID 200698	Fixed	3.875%	7/1/2042	80,053
192,847	Loan ID 200699	Fixed	4.125%	7/1/2044	164,538
101,534	Loan ID 200700	Fixed	4.250%	2/1/2044	85,540
174,435	Loan ID 200701	Fixed	4.750%	6/1/2044	145,789
158,780	Loan ID 200702	Fixed	4.750%	5/1/2044	133,966
203,895	Loan ID 200703	Fixed	3.875%	6/1/2043	172,517
101,086	Loan ID 200704	Fixed	4.375%	3/1/2043	89,182
139,420	Loan ID 200705	Fixed	4.625%	4/1/2044	120,284
106,444	Loan ID 200706	Fixed	4.990%	6/1/2044	94,074
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 103,953	Loan ID 200707	Fixed	4.875%	2/1/2044	$ 91,990
138,236	Loan ID 200708	Fixed	4.875%	2/1/2044	121,788
53,430	Loan ID 200709	Fixed	4.375%	4/1/2043	44,927
120,334	Loan ID 200710	Fixed	4.500%	7/1/2044	104,932
121,752	Loan ID 200711	Fixed	3.750%	7/1/2043	96,240
226,911	Loan ID 200712	Fixed	3.875%	2/1/2044	196,103
102,289	Loan ID 200713	Fixed	4.250%	12/1/2043	90,124
628,114	Loan ID 200714	Fixed	2.175%	11/1/2036	492,301
202,864	Loan ID 200715	ARM	2.875%	9/1/2035	159,007
210,977	Loan ID 200716	ARM	3.121%	8/1/2037	145,691
160,030	Loan ID 200717	ARM	2.625%	1/1/2035	118,026
196,215	Loan ID 200718	ARM	4.500%	5/1/2036	131,039
500,000	Loan ID 200719	ARM	2.625%	6/1/2037	391,688
148,745	Loan ID 200720	ARM	3.125%	4/1/2042	126,407
188,598	Loan ID 200721	Fixed	3.000%	8/1/2037	132,090
210,281	Loan ID 200722	ARM	2.750%	5/1/2037	159,259
252,790	Loan ID 200723	ARM	2.750%	7/1/2037	211,919
310,000	Loan ID 200724	ARM	2.750%	5/1/2037	262,044
192,997	Loan ID 200725	Fixed	7.000%	7/1/2037	157,835
152,365	Loan ID 200726	Fixed	4.125%	9/1/2037	94,731
184,151	Loan ID 200727	Fixed	2.625%	7/1/2037	155,733
267,364	Loan ID 200728	ARM	2.625%	5/1/2037	166,565
357,261	Loan ID 200729	ARM	3.375%	11/1/2037	272,338
446,728	Loan ID 200730	ARM	2.625%	9/1/2036	375,368
195,919	Loan ID 200731	ARM	2.871%	6/1/2037	136,394
206,982	Loan ID 200732	Fixed	3.125%	9/1/2027	180,187
242,956	Loan ID 200733	Fixed	3.750%	12/1/2042	211,606
254,647	Loan ID 200734	ARM	3.375%	4/1/2044	213,171
106,357	Loan ID 200735	Fixed	4.500%	6/1/2044	94,270
150,057	Loan ID 200736	Fixed	4.750%	5/1/2044	118,719
147,583	Loan ID 200737	Fixed	4.750%	5/1/2044	104,913
613,120	Loan ID 200738	Fixed	4.125%	6/1/2044	548,383
366,696	Loan ID 200739	Fixed	4.625%	8/1/2044	311,999
136,609	Loan ID 200740	Fixed	4.875%	6/1/2044	115,512
111,886	Loan ID 200741	Fixed	4.250%	6/1/2044	93,613
185,144	Loan ID 200742	Fixed	4.250%	4/1/2043	153,264
320,838	Loan ID 200743	Fixed	4.990%	7/1/2044	291,474
200,774	Loan ID 200744	Fixed	3.625%	6/1/2043	169,266
129,306	Loan ID 200745	Fixed	3.250%	6/1/2043	107,759
383,549	Loan ID 200746	Fixed	5.250%	6/1/2044	311,156
348,337	Loan ID 200747	Fixed	4.125%	5/1/2043	298,374
469,280	Loan ID 200748	Fixed	4.750%	12/1/2043	427,564
160,193	Loan ID 200749	Fixed	4.750%	9/1/2043	144,377
254,406	Loan ID 200750	Fixed	4.750%	5/1/2044	232,553
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 175,846	Loan ID 200751	Fixed	3.750%	7/1/2029	$ 158,468
172,380	Loan ID 200752	Fixed	4.750%	10/1/2043	143,769
62,275	Loan ID 200753	Fixed	5.250%	5/1/2044	48,898
232,715	Loan ID 200754	Fixed	4.750%	8/1/2044	212,007
59,434	Loan ID 200755	Fixed	4.250%	6/1/2043	46,808
198,162	Loan ID 200756	Fixed	4.875%	11/1/2043	171,509
160,559	Loan ID 200757	Fixed	4.250%	7/1/2044	144,112
310,957	Loan ID 200758	Fixed	3.000%	2/1/2052	242,226
133,726	Loan ID 200759	Fixed	3.750%	6/1/2043	116,503
184,092	Loan ID 200760	Fixed	3.750%	6/1/2043	159,956
112,843	Loan ID 200761	Fixed	4.625%	1/1/2044	85,888
317,336	Loan ID 200762	Fixed	3.875%	5/1/2042	283,806
161,225	Loan ID 200763	Fixed	4.250%	11/1/2043	145,237
324,077	Loan ID 200764	Fixed	3.875%	6/1/2043	278,017
213,775	Loan ID 200765	Fixed	4.875%	11/1/2043	182,162
521,224	Loan ID 200766	Fixed	3.625%	12/1/2042	459,155
424,743	Loan ID 200767	Fixed	5.000%	6/1/2042	380,519
527,542	Loan ID 200768	Fixed	4.000%	6/1/2043	459,317
143,186	Loan ID 200770	Fixed	4.000%	5/1/2043	126,152
183,597	Loan ID 200771	Fixed	4.500%	4/1/2043	147,383
260,612	Loan ID 200772	Fixed	3.750%	3/1/2043	229,543
60,975	Loan ID 200773	Fixed	3.750%	10/1/2043	39,959
216,439	Loan ID 200774	Fixed	3.875%	7/1/2043	187,660
46,703	Loan ID 200775	Fixed	4.250%	4/1/2043	40,713
85,375	Loan ID 200776	Fixed	4.250%	3/1/2044	71,551
55,796	Loan ID 200777	Fixed	4.750%	6/1/2044	46,633
111,519	Loan ID 200778	Fixed	4.625%	6/1/2044	102,296
148,857	Loan ID 200779	Fixed	4.625%	8/1/2044	133,074
64,296	Loan ID 200780	Fixed	4.250%	8/1/2044	53,833
174,549	Loan ID 200781	Fixed	4.625%	9/1/2044	156,538
223,051	Loan ID 200782	Fixed	4.750%	8/1/2044	202,121
145,946	Loan ID 200783	Fixed	4.750%	9/1/2044	131,143
415,823	Loan ID 200784	Fixed	4.125%	9/1/2044	368,355
119,524	Loan ID 200785	Fixed	4.500%	8/1/2044	107,126
237,688	Loan ID 200786	Fixed	4.625%	7/1/2044	212,014
44,906	Loan ID 200787	Fixed	4.750%	9/1/2044	35,835
214,542	Loan ID 200788	Fixed	3.625%	12/1/2028	186,779
136,943	Loan ID 200789	Fixed	3.750%	9/1/2044	117,597
157,992	Loan ID 200790	Fixed	4.250%	8/1/2044	139,347
211,382	Loan ID 200791	Fixed	4.875%	6/1/2044	190,968
379,638	Loan ID 200792	Fixed	3.375%	1/1/2043	288,555
378,129	Loan ID 200793	Fixed	2.000%	10/1/2051	295,525
235,811	Loan ID 200794	Fixed	2.000%	4/1/2050	184,152
98,747	Loan ID 200795	Fixed	6.750%	8/1/2036	64,298
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 74,344	Loan ID 200796	Fixed	2.170%	12/1/2053	$ 47,072
432,405	Loan ID 200797	Fixed	2.000%	6/1/2052	273,591
138,543	Loan ID 200798	Fixed	2.000%	7/1/2053	87,035
62,423	Loan ID 200799	Fixed	3.000%	2/5/2053	51,444
63,037	Loan ID 200800	Fixed	4.000%	1/1/2053	43,990
115,787	Loan ID 200801	Fixed	2.000%	7/1/2037	74,046
217,716	Loan ID 200802	Fixed	5.000%	1/1/2042	137,926
368,041	Loan ID 200803	Fixed	2.250%	11/1/2050	348,571
77,696	Loan ID 200804	Fixed	2.000%	6/1/2050	60,962
163,850	Loan ID 200805	Fixed	2.000%	7/1/2050	135,454
160,472	Loan ID 200806	Fixed	5.000%	8/1/2049	99,015
304,781	Loan ID 200807	Fixed	2.460%	7/1/2047	246,549
65,687	Loan ID 200808	Fixed	2.000%	11/1/2050	51,217
119,060	Loan ID 200809	Fixed	2.000%	4/1/2050	96,789
146,938	Loan ID 200810	Fixed	2.000%	1/1/2050	113,946
119,156	Loan ID 200811	Fixed	2.000%	4/1/2050	94,312
146,758	Loan ID 200812	Fixed	4.000%	4/1/2042	99,343
281,588	Loan ID 200813	Fixed	2.000%	12/1/2049	225,984
248,946	Loan ID 200814	Fixed	8.250%	7/1/2039	204,554
319,818	Loan ID 200815	Fixed	2.000%	3/1/2053	259,263
86,225	Loan ID 200816	Fixed	2.000%	11/1/2050	69,699
292,520	Loan ID 200817	Fixed	2.000%	1/1/2050	234,757
56,409	Loan ID 200818	Fixed	3.490%	8/1/2051	38,167
268,274	Loan ID 200819	Fixed	2.000%	9/1/2053	206,123
143,689	Loan ID 200820	Fixed	4.000%	7/1/2044	117,575
218,092	Loan ID 200821	Fixed	4.250%	8/1/2044	189,807
333,052	Loan ID 200822	Fixed	4.750%	1/1/2042	284,609
85,249	Loan ID 200823	Fixed	4.250%	9/1/2044	67,295
231,536	Loan ID 200824	Fixed	4.250%	8/1/2044	195,147
153,901	Loan ID 200825	Fixed	4.500%	10/1/2044	135,107
110,700	Loan ID 200826	Fixed	4.375%	9/1/2044	97,620
196,945	Loan ID 200827	Fixed	3.875%	6/1/2044	169,643
245,178	Loan ID 200828	Fixed	4.375%	7/1/2044	207,535
280,398	Loan ID 200829	Fixed	4.375%	7/1/2043	252,383
222,692	Loan ID 200830	Fixed	2.875%	7/1/2044	185,205
93,612	Loan ID 200831	Fixed	4.250%	10/1/2044	82,603
356,477	Loan ID 200832	Fixed	4.250%	10/1/2044	313,436
373,427	Loan ID 200833	Fixed	4.250%	1/1/2043	334,415
168,021	Loan ID 200834	Fixed	4.125%	7/1/2043	147,922
343,477	Loan ID 200835	Fixed	5.000%	8/1/2043	299,310
768,798	Loan ID 200836	Fixed	4.250%	9/1/2044	693,578
346,651	Loan ID 200837	Fixed	4.625%	8/1/2044	312,598
191,811	Loan ID 200838	Fixed	3.750%	8/1/2044	165,445
245,446	Loan ID 200839	Fixed	5.000%	5/1/2044	221,888
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 332,590	Loan ID 200840	Fixed	3.750%	7/1/2044	$ 276,728
134,063	Loan ID 200841	Fixed	4.250%	7/1/2044	111,603
190,378	Loan ID 200842	Fixed	4.250%	8/1/2044	166,114
373,132	Loan ID 200843	Fixed	4.750%	10/12043	336,774
317,990	Loan ID 200844	Fixed	4.500%	7/1/2043	282,786
258,079	Loan ID 200845	Fixed	4.125%	6/1/2032	174,307
213,156	Loan ID 200846	Fixed	4.375%	11/1/2043	161,720
189,041	Loan ID 200847	Fixed	4.750%	10/1/2044	169,420
184,850	Loan ID 200848	Fixed	2.000%	6/1/2051	134,355
228,033	Loan ID 200849	Fixed	5.014%	11/1/2047	167,003
149,852	Loan ID 200850	Fixed	2.000%	6/1/2051	94,086
191,737	Loan ID 200851	Fixed	4.000%	7/1/2051	139,135
637,725	Loan ID 200852	Fixed	2.868%	2/1/2053	466,127
120,059	Loan ID 200853	Fixed	2.818%	4/1/2037	86,351
108,795	Loan ID 200854	Fixed	2.500%	4/1/2053	86,221
225,171	Loan ID 200855	ARM	3.465%	7/1/2037	164,463
223,336	Loan ID 200856	Fixed	4.000%	6/1/2042	119,612
245,847	Loan ID 200857	Fixed	2.000%	7/1/2040	164,782
277,387	Loan ID 200858	Fixed	2.000%	1/1/2053	202,112
250,175	Loan ID 200859	Fixed	2.170%	12/1/2052	155,819
173,831	Loan ID 200860	Fixed	2.000%	3/1/2052	109,522
444,378	Loan ID 200861	Fixed	2.000%	6/1/2054	358,146
160,222	Loan ID 200862	Fixed	2.748%	8/1/2050	117,123
261,916	Loan ID 200863	Fixed	2.000%	7/1/2052	210,651
280,294	Loan ID 200864	Fixed	2.000%	1/1/2037	176,347
216,404	Loan ID 200865	Fixed	3.060%	11/1/2053	157,683
278,609	Loan ID 200866	Fixed	2.000%	5/1/2053	225,485
117,766	Loan ID 200867	Fixed	2.370%	9/1/2053	85,503
227,571	Loan ID 200868	Fixed	3.500%	5/1/2053	166,188
318,016	Loan ID 200869	ARM	3.615%	4/1/2037	205,663
278,773	Loan ID 200870	Fixed	3.000%	8/1/2051	174,838
2,782,424	Loan ID 200871	Fixed	2.000%	8/1/2053	1,989,831
401,729	Loan ID 200872	Fixed	3.200%	8/1/2053	291,372
205,712	Loan ID 200873	Fixed	3.525%	11/1/2053	150,194
216,152	Loan ID 200874	Fixed	2.000%	11/1/2047	150,089
590,435	Loan ID 200875	Fixed	2.000%	5/1/2054	423,790
205,915	Loan ID 200876	Fixed	2.625%	5/1/2035	169,736
407,814	Loan ID 200877	Fixed	4.750%	9/1/2042	296,059
141,857	Loan ID 200878	Fixed	2.000%	7/1/2050	101,627
525,963	Loan ID 200879	Fixed	2.375%	3/1/2036	408,172
199,647	Loan ID 200880	Fixed	4.250%	6/1/2043	168,414
304,182	Loan ID 200881	Fixed	4.875%	8/1/2040	203,039
189,018	Loan ID 200882	Fixed	5.125%	9/1/2043	169,360
96,178	Loan ID 200883	Fixed	3.375%	5/1/2028	84,303
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 98,000	Loan ID 200884	ARM	3.125%	3/1/2043	$ 82,939
180,155	Loan ID 200885	Fixed	4.875%	10/1/2044	154,580
101,718	Loan ID 200886	Fixed	4.250%	10/1/2044	87,814
262,028	Loan ID 200887	Fixed	4.750%	9/1/2044	233,411
255,745	Loan ID 200888	Fixed	4.500%	9/1/2044	214,133
143,620	Loan ID 200889	Fixed	4.500%	10/1/2044	127,315
140,055	Loan ID 200890	Fixed	4.375%	11/1/2044	115,873
216,006	Loan ID 200891	Fixed	4.250%	10/1/2044	178,529
268,029	Loan ID 200892	Fixed	3.750%	9/1/2043	229,189
231,890	Loan ID 200893	Fixed	5.000%	11/1/2043	200,982
103,759	Loan ID 200894	Fixed	5.000%	10/1/2043	90,715
236,456	Loan ID 200895	Fixed	3.875%	11/1/2043	199,343
67,182	Loan ID 200896	Fixed	4.750%	10/1/2043	35,168
202,377	Loan ID 200897	Fixed	4.750%	10/1/2044	162,519
230,054	Loan ID 200898	Fixed	4.250%	10/1/2043	131,806
120,307	Loan ID 200899	Fixed	4.625%	1/1/2044	62,763
392,060	Loan ID 200900	Fixed	4.375%	9/1/2044	329,258
222,937	Loan ID 200901	Fixed	4.250%	4/1/2044	185,286
688,609	Loan ID 200902	Fixed	4.250%	9/1/2044	612,389
336,970	Loan ID 200903	Fixed	4.750%	5/1/2044	301,995
259,901	Loan ID 200904	Fixed	5.125%	9/1/2044	221,220
415,118	Loan ID 200905	Fixed	5.375%	9/1/2044	362,717
334,873	Loan ID 200906	Fixed	4.000%	2/1/2035	290,039
355,586	Loan ID 200907	ARM	3.165%	8/1/2047	261,064
109,313	Loan ID 200908	Fixed	4.000%	6/1/2049	91,987
119,481	Loan ID 200909	Fixed	4.870%	3/1/2046	104,287
210,755	Loan ID 200910	Fixed	3.300%	4/1/2053	166,114
151,045	Loan ID 200911	Fixed	3.380%	9/1/2053	125,201
723,314	Loan ID 200912	Fixed	2.500%	3/1/2037	586,478
61,735	Loan ID 200913	Fixed	4.250%	5/1/2047	44,610
158,353	Loan ID 200914	Fixed	2.875%	12/1/2047	131,883
145,220	Loan ID 200915	Fixed	2.990%	9/1/2053	109,911
94,997	Loan ID 200916	Fixed	4.000%	10/1/2037	77,723
164,297	Loan ID 200917	Fixed	4.875%	1/1/2051	141,242
526,917	Loan ID 200918	Fixed	3.875%	10/1/2035	392,230
573,509	Loan ID 200919	Fixed	3.000%	8/1/2045	472,641
135,467	Loan ID 200920	Fixed	3.875%	8/1/2048	97,963
102,029	Loan ID 200921	ARM	3.125%	7/1/2051	83,193
436,719	Loan ID 200922	Fixed	3.340%	9/1/2053	359,382
462,203	Loan ID 200923	Fixed	2.750%	12/1/2036	376,252
523,264	Loan ID 200924	Fixed	4.000%	9/1/2051	460,708
464,544	Loan ID 200925	Fixed	4.000%	9/1/2051	409,260
254,354	Loan ID 200926	ARM	3.375%	4/1/2047	198,807
352,157	Loan ID 200927	Fixed	3.000%	8/1/2038	294,103
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 106.5%
$ 131,053	Loan ID 200928	Fixed	4.800%	12/1/2036	$ 111,969
169,299	Loan ID 200929	Fixed	4.625%	1/1/2043	148,260
191,717	Loan ID 200930	Fixed	2.000%	12/1/2050	167,068
317,958	Loan ID 200931	Fixed	4.250%	12/1/2052	276,566
192,124	Loan ID 200932	Fixed	3.500%	5/1/2043	137,737
319,043	Loan ID 200933	Fixed	4.250%	3/1/2043	278,944
121,088	Loan ID 200934	Fixed	3.810%	1/1/2043	96,476
188,024	Loan ID 200935	Fixed	3.875%	4/1/2043	155,734
204,090	Loan ID 200936	Fixed	4.000%	5/1/2042	168,507
108,960	Loan ID 200937	Fixed	5.500%	5/1/2041	89,944
183,362	Loan ID 200938	Fixed	4.125%	4/1/2043	150,917
128,849	Loan ID 200939	Fixed	4.170%	5/1/2042	106,532
211,367	Loan ID 200940	Fixed	3.250%	2/1/2043	174,351
123,158	Loan ID 200941	Fixed	3.780%	1/1/2043	104,157
294,489	Loan ID 200942	Fixed	4.000%	4/1/2043	249,971
125,475	Loan ID 200943	Fixed	4.875%	11/1/2043	109,311
109,731	Loan ID 200944	Fixed	4.500%	2/1/2044	95,981
147,300	Loan ID 200945	Fixed	5.125%	4/1/2044	125,694
592,299	Loan ID 200946	Fixed	5.125%	5/1/2044	524,669
304,169	Loan ID 200947	Fixed	4.000%	2/1/2043	258,508
135,203	Loan ID 200948	Fixed	4.625%	12/1/2042	117,902
297,065	Loan ID 200949	Fixed	3.875%	4/1/2043	259,169
111,427	Loan ID 200950	Fixed	4.750%	12/1/2042	96,364
331,872	Loan ID 200951	Fixed	2.375%	7/1/2037	255,994
192,178	Loan ID 200952	Fixed	3.875%	1/1/2043	157,971
124,810	Loan ID 200953	Fixed	3.750%	12/1/2042	105,610
401,044	Loan ID 200954	Fixed	3.625%	1/1/2043	338,144
352,109	Loan ID 200955	Fixed	3.250%	5/1/2043	296,383
270,282	Loan ID 200956	Fixed	5.000%	8/1/2051	222,035
176,755	Loan ID 200957	Fixed	3.875%	6/1/2043	149,700
101,935	Loan ID 200958	Fixed	3.875%	6/1/2043	85,864
442,546	Loan ID 200959	Fixed	4.000%	11/1/2042	376,271
397,826	Loan ID 200960	Fixed	3.500%	1/1/2043	328,813
188,780	Loan ID 200961	Fixed	4.750%	6/1/2043	164,488
220,006	Loan ID 200962	Fixed	4.250%	10/1/2044	190,359
	TOTAL MORTGAGE NOTES (Cost - $138,443,809)*				140,902,573

	OTHER INVESTMENTS* (Cost - $218,569)(a) - 0.1%				214,000

	TOTAL INVESTMENTS (Cost - $138,662,378)(a) - 106.6%				$ 141,116,573
	CASH AND LIABILITIES LESS OTHER ASSETS - (6.6) %				(8,791,387)
	NET ASSETS - 100.0%				$ 132,325,186

ARM - Adjustable Rate Mortgage
* Illiquid Securities
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same as there are no book to tax differences.
				Unrealized appreciation:	$ 4,318,427
				Unrealized depreciation:	(1,864,232)
				Net unrealized appreciation:	$ 2,454,195

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Security Valuation

Mortgage Notes – The Fund utilizes a proprietary discounted cash flow model to value its Mortgage Notes. Vertical Capital Asset Management, LLC. (“the Adviser”) uses the model daily to calculate net present value of discounted cash flows based on a combination of servicing data (maturity dates, rates, loan type, etc.) that is fed into the pricing model along with various readily available inputs including yield curves, prepayment speeds, default rates and loss severity assumptions. The future expected cash flows and related treasury yields are also utilized to compare with each individual Mortgage Note yield in the model. That yield is determined as a spread to the interpolated treasury curve, based on market knowledge of the collateral type, prepayment history, average life, and credit quality. The combination of loan level criteria and daily market adjustments produces a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund will invest primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the borrowers.

The Fund's investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. As described above, the Mortgage Notes, which are fair valued daily, are priced by the Adviser and through a proprietary discounted cash flow model, under the direction of the Board.

The Fund’s senior management contracted with LCAP Advisors to create an asset valuation model along with policies and maintenance procedures for the Fund.  The valuation procedures and the Model are reviewed and maintained on a daily basis within the management of the Fund.  Any calibrations and adjustments to the model, that may be necessary are done on an as needed basis to ensure accurate pricing.  Financial markets are monitored daily by the Adviser relative to interest rate environment along with third party data from the U.S. Department of the Treasury, Reuters and Moody’s which is uploaded into the pricing model along with a daily loan servicing tape.  In addition to the readily available data from the financial markets, the Adviser uses a number of pricing criteria that represent the Adviser’s 30 years of credit and collateral underwriting experience related to mortgage notes to accurately value the Notes.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$ -	$ -	$ 140,902,573	$ 140,902,573
Other Investments	-	-	214,000	$ 214,000
Total	$ -	$ -	$ 141,116,573	$ 141,116,573

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance	$ 107,654,564	$ 110,716	$ 107,765,280
Net realized gain (loss)	1,004,389	-	1,004,389
Change in unrealized appreciation (depreciation)*	1,410,584	(876)	1,409,708
Cost of purchases	35,863,031	104,000	35,967,031
Proceeds from sales and principal paydowns	(5,216,561)	-	(5,216,561)
Amortization	186,566	160	186,726
Net Transfers in/out of Level 3	-	-	-
Ending balance - 12/31/14	$ 140,902,573	$ 214,000	$ 141,116,573

*includes change in unrealized appreciation (depreciation) attributable to Level 3 investment still held at December 31, 2014 of $760,441.

The following table provides quantitative information about the Fund's Level 3 values, as well as its inputs, as of December 31, 2014. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$ 140,902,573	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	3% - 66%	9%
			Comparability adjustment	7% - 33%	5%
Closing Balance	$ 140,902,573

A change to the unobservable input may result in a significant change to the value of the investment as follows:
Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Constant prepayment rate	Increase	Decrease
Comparability adjustment	Decrease	Increase

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

*/s/ Bayard Closser

Bayard Closser, President

Date 2/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Bayard Closser

Bayard Closser, President

Date 2/25/15

By (Signature and Title)

*/s/ Gustavo A. Altuzarra

Gustavo A. Altuzarra, Treasurer

Date 2/25/15